Promissory Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Promissory Note Receivable [Line Items]
Interest rate			3.00%
Maturity date	Dec. 21, 2026
Estimated fair value (in Dollars)	$ 850,685	$ 806,000	$ 800,000
Series C Preferred Stock [Member]
Promissory Note Receivable [Line Items]
Interest rate			3.00%
Secured Convertible Promissory Note [Member]
Promissory Note Receivable [Line Items]
Principal amount (in Dollars)			$ 800,000
Interest rate			6.00%
Promissory Note [Member]
Promissory Note Receivable [Line Items]
Estimated fair value (in Dollars)	$ 850,685